Share Capital and Per Share Amounts	3 Months Ended
Mar. 31, 2026
Share Capital and Per Share Amounts [Abstract]
SHARE CAPITAL AND PER SHARE AMOUNTS
7.	SHARE CAPITAL AND PER SHARE AMOUNTS

Share Capital

As at March 31, 2026 the Company’s authorized share capital consists of an unlimited number of common shares without a nominal or par value. The following table summarizes the changes to the Company’s common share capital:

	Shares (‘000)	Amount
Balance, January 1, 2025	69,718	$164,402
Issued on exercise of share units(1)	542	2,561
Issued on rights offering(2)	55,147	298,653
Share issue costs, net of tax	-	(2,681)
Balance, December 31, 2025	125,407	$462,935
Issued on exercise of share units(1)	21	161
Share issue costs, net of tax	-	(231)
Balance, March 31, 2026	125,428	$462,865

(1)	Differences in the number of exercised units compared to those disclosed in stock-based compensation and the value recognized in contributed surplus relates to withholding taxes on issuances (Note 12).
(2)	On December 17, 2025, Greenfire completed a rights offering of its common shares to its shareholders.

Per Share Amounts

The following table summarizes the Company’s basic and diluted net income (loss) per share:

(thousands of shares, except per share information)	Three months ended March 31, 2026	Three months ended March 31, 2025
Weighted average shares outstanding - basic	125,411	69,872
Weighted average share units outstanding	45	627
Weighted average anti-dilutive share units	(45)	-
Weighted average shares outstanding - diluted	125,411	70,499
Basic and diluted net income (loss) per share	$(0.58)	$0.23

Outstanding Share Units

A summary of the Restricted Stock Units (“RSUs”) and Performance Share Units (“PSUs”), collectively the share units outstanding, is as follows:

(thousands of units)	RSUs	PSUs	Total
Balance, January 1, 2026	84	249	333
Exercised(1)	(38)	-	(38)
Forfeited / Expired	(1)	(54)	(55)
Balance, March 31, 2026	45	195	240

(1)	Differences in exercised awards compared to those disclosed in share capital relate to withholding taxes on share issuance (Note 12).

As at March 31, 2026, none of the outstanding share units were exercisable (December 31, 2025 – nil).